Other Noncurrent Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Noncurrent Assets [Abstract]
Description of lease prepayment life	The forest rights certificate from the local village extends the life of the lease to January 31, 2060.
Lease of land use right	$ 19,328	$ 54,947
Lease of land use right	5 years